PENSION AND POSTRETIREMENT BENEFITS - Balance Sheet Presentation (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Balance sheet presentation
Accounts payable, accrued expenses and other liabilities	$ 10,471
Accumulated other comprehensive income	500
Pension Plan
Balance sheet presentation
Accounts payable, accrued expenses and other liabilities	4,025	[1]
Accumulated other comprehensive income	634
Net accrued benefit cost	4,659
Postretirement Plan
Balance sheet presentation
Accounts payable, accrued expenses and other liabilities	6,206	[1]
Accumulated other comprehensive income	(176)
Net accrued benefit cost	6,030
Other Plans
Balance sheet presentation
Accounts payable, accrued expenses and other liabilities	$ 240

[1]	Reconciliation of total funded status to pension and other postretirement benefit obligations balance (Note 2):